Accounts Payable and Accrued Expenses	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Research and development expenses payable	$858,965	$778,205
Professional fees payable	40,019	127,031
Others	12,496	13,375
	$911,480	$918,611

10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023
Deferred bonus and salaries payable	$—	$451,660
Research and development expenses payable	778,205	1,162,155
Professional fees payable	127,031	175,324
Cost of healthcare services payable	—	61,826
Insurance expenses payable	—	27,463
Others	13,375	15,913
	$918,611	$1,894,341

On March 31, 2023, the Group entered into exchange agreements and cancelled 177,667 existing vested and unvested share options held by related parties option holders and cancelled its obligations for deferred cash bonus payables of $3.1 million by granting 403,820 share options with 6 months vesting period (see Note 17). The settlement of obligations of $3.1 million deferred cash bonus payables was deemed as capital contribution from related parties and was credited to additional paid-in capital.

On March 31, 2023, the Group entered into exchange agreements and cancelled 70,428 existing vested and unvested share options held by non-related parties option holders and cancelled its obligations for deferred cash bonus payables of $1.6 million by issuance of 70,430 fully vested Class A Ordinary Shares (see Note 16). The reversal of deferred cash bonus payables for $1.0 million and $0.6 million was credited to research and development expenses and general and administrative fees, respectively.

Diamir Biosciences Corp [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	November 30, 2025	May 31, 2025
Outside services	$643,784	$220,411
Employee compensation	19,248	5,884
Other	10,364	5,563
Total	$673,396	$231,858

DiamiR Biosciences Corp. [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	May 31, 2025	May 31, 2024
Outside services	$220,411	$123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$231,858	$148,648